INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	May 31, 2020	Aug. 31, 2019	May 31, 2019	May 31, 2020	May 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2018	Aug. 31, 2018
Valuation allowance for deferred tax assets	$ (288,740)	$ (201,056)		$ (288,740)			$ (201,056)		$ (149,948)
Hong Kong income tax rate							16.50%
NET INCOME (LOSS)	$ (315,874)	$ (404,635)	$ (220,719)	$ (731,205)	$ (599,444)		$ (404,635)		$ (1,111,950)
Corporate tax rate				21.00%		21.00%	21.00%	35.00%	21.00%
Hong Kong Tax Rate
Corporate tax rate				16.50%